Short-term investments (Schedule of short-term investments) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Apr. 30, 2016 CNY (¥)	Apr. 30, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 USD ($)
Short Term Investments [Line Items]
Short-term investments			¥ 833,480		¥ 267,650			$ 120,150
Purchase of short-term investments			9,701,600	$ 1,398,530	2,951,880	¥ 4,011,438
Unrealized gain/(loss) on available-for-sale securities	¥ 2,989	$ 461	(13,104)	$ (1,889)	16,919	(6,804)
Variable-rate financial instruments [Member]
Short Term Investments [Line Items]
Short-term investments			833,480		190,590
Available-for-sale securities [Member]
Short Term Investments [Line Items]
Short-term investments					¥ 77,060
Purchase of short-term investments						¥ 61,184	$ 10,000
Proceeds from Sale of Short-term Investments	¥ 61,776	$ 9,539